Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

Note 11 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $17,106 and $35,954 during the three months ended June 30, 2023 and 2022, respectively and $43,927 and $70,763 during the six months ended June 30, 2023 and 2022, respectively.

Note 12 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 100% up to 3% and 50% of the next 2% of total compensation for those employees making salary deferrals. The Company made contributions of $134,534 and $139,870 during 2022 and 2021, respectively.